Loans and Accounts Receivable from Customers	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Loans and Accounts Receivable from Customers

Note 10 – Loans and Accounts Receivable from Customers, continued

a)	Loans and accounts receivable from customers

As of December 31, 2022, the loan portfolio is detailed as follows:

		Allowances for loan losses
		Individual	Collective
As of December 31, 2022	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	12,798,454	(146,350)	(283,637)	(429,987)	12,368,467
Foreign trade loans	1,692,494	—	(33,827)	(33,827)	1,658,667
Checking account debtors	117,197	—	(10,789)	(10,789)	106,408
Factoring transactions	350,952	—	(8,138)	(8,138)	342,814
Student loans	554,513	—	(20,505)	(20,505)	534,008
Leasing transactions	943,411	—	(17,953)	(17,953)	925,458
Other commercial loans and receivables	—	—	—	—	—
Subtotals	16,457,021	(146,350)	(374,849)	(521,199)	15,935,822
Mortgage loans:
Loans with mortgage finance bonds	13,368	—	(262)	(262)	13,106
Endorsable mutual mortgage loans	75,536	—	(1,735)	(1,735)	73,801
Other mutual mortgage loans	6,620,099	—	(88,285)	(88,285)	6,531,814
Mortgage leasing transactions	274,536	—	(9,359)	(9,359)	265,177
Other mortgage loans and receivables	47,071	—	(1,203)	(1,203)	45,868
Subtotals	7,030,610	—	(100,844)	(100,844)	6,929,766
Consumer loans:
Installment consumer loans	2,176,507	—	(214,596)	(214,596)	1,961,911
Checking account debtors	143,491	—	(13,232)	(13,232)	130,259
Credit card balances	763,486	—	(42,826)	(42,826)	720,660
Consumer leasing transactions	669	—	(44)	(44)	625
Other consumer loans and receivables	36,001	—	(3,233)	(3,233)	32,768
Subtotals	3,120,154	—	(273,931)	(273,931)	2,846,223
Totals	26,607,785	(146,350)	(749,624)	(895,974)	25,711,811

Note 10 – Loans and Accounts Receivable from Customers, continued

As of December 31, 2021, the loan portfolio is detailed as follows:

		Allowances for loan losses
		Individual	Collective
As of December 31, 2021	Gross Assets	allowances	allowances	Totals	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans:
Commercial loans	12,664,323	(256,091)	(341,517)	(597,608)	12,066,715
Foreign trade loans	1,168,577	—	(27,755)	(27,755)	1,140,822
Checking account debtors	70,461	—	(6,320)	(6,320)	64,141
Factoring transactions	243,667	—	(5,260)	(5,260)	238,407
Student loans	554,096	—	(23,443)	(23,443)	530,653
Leasing transactions	948,807	—	(18,817)	(18,817)	929,990
Other commercial loans and receivables	22,739	—	(1,826)	(1,826)	20,913
Subtotals	15,672,670	(256,091)	(424,938)	(681,029)	14,991,641
Mortgage loans:
Loans with mortgage finance bonds	18,563	—	(272)	(272)	18,291
Endorsable mutual mortgage loans	78,637	—	(790)	(790)	77,847
Other mutual mortgage loans	5,777,121	—	(63,418)	(63,418)	5,713,703
Mortgage leasing transactions	313,167	—	(11,614)	(11,614)	301,553
Other mortgage loans and receivables	57,483	—	(1,204)	(1,204)	56,279
Subtotals	6,244,971	—	(77,298)	(77,298)	6,167,673
Consumer loans:
Installment consumer loans	2,069,548	—	(154,647)	(154,647)	1,914,901
Checking account debtors	109,143	—	(7,778)	(7,778)	101,365
Credit card balances	609,078	—	(24,364)	(24,364)	584,714
Consumer leasing transactions	783	—	(45)	(45)	738
Other consumer loans and receivables	37,167	—	(2,651)	(2,651)	34,516
Subtotals	2,825,719	—	(189,485)	(189,485)	2,636,234
Totals	24,743,360	(256,091)	(691,721)	(947,812)	23,795,548

Guarantees received by the Bank to secure collections of rights reflected in its loan portfolios are real mortgage-type guarantees (urban and rural property, farm land, ships and aircraft, mining claims and other assets) and pledges (inventory, farm assets, industrial assets, plantings and other pledged assets). As of December 31, 2022 and 2021, the fair value of guarantees received corresponds to 145.12% and 141.04% of the assets guaranteed, respectively.

In the case of mortgage guarantees, as of December 31, 2022 and 2021, the fair value of the guarantees received corresponds to 103.82% and 98.09% of the  outstanding receivable balance on loans, respectively.

The Bank finances its customers’ purchases of assets, including real estate and other personal property, through financial lease agreements that are presented within this item. As of December 31, 2022, the Bank recorded MCh$778,216 in finance leases for property (MCh$880,531 as of December 31, 2021) and MCh$440,443 in financial leases for real estate assets (MCh$382,552 as of December 31, 2021).

As of December 31, 2022, the Bank pledged as collateral to the Central Bank of Chile (BCCh) loans from the commercial portfolio in order to access the new Conditional Funding Facility (FCIC). The program includes access to 4-year funds at the BCCh overnight rate in force on the date of each operation, with available funds size increasing as a function of additional loans pledged as collateral. The pledged loans have an outstanding principal balance of Ch$2,401,690 million (Ch$1,946,822 million as of December 31, 2021). Additional disclosures on FCIC are included in Notes 19 and 23, letter e).

Note 10 – Loans and Accounts Receivable from Customers, continued

The following tables present the movements for the total loan portfolio disaggregated by individually and group assessed loans for the year ended December 31, 2022 and 2021:

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2022	96,974	507,983	591,812	1,196,769	19,955,723	2,733,535	857,333	23,546,591	24,743,360
Changes in the allowances
- Transfer to stage 1	—	—	—	—	404,225	(388,610)	(15,615)	—	—
- Transfer to stage 2	(1,819)	1,819	—	—	(835,792)	865,671	(29,879)	—	—
- Transfer to stage 3	—	(5,851)	5,851	—	(151,827)	(199,790)	351,617	—	—
- Charge-offs	—	—	(24,983)	(24,983)	(33,187)	(46,996)	(238,376)	(318,559)	(343,542)
- Changes due to modifications that did not result in derecognition	—	(3,302)	660	(2,642)	(271,885)	(27,727)	(3,099)	(302,711)	(305,353)
New financial assets originated or purchased	55,102	104,838	65,754	225,694	9,469,441	636,437	212,580	10,318,458	10,544,152
Financial assets that have been derecognized due to collections	(64,764)	(109,898)	(174,173)	(348,835)	(6,425,979)	(641,774)	(164,721)	(7,232,474)	(7,581,309)
Net transfer (from) collectively to individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(28,398)	57,058	(29,667)	(1,007)	(421,452)	(30,639)	3,575	(448,516)	(449,523)
Ending balances as of December 31, 2022	57,095	552,647	435,254	1,044,996	21,689,267	2,900,107	973,415	25,562,789	26,607,785

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Loan portfolio
Opening balances as of January 1, 2021	100,922	499,537	488,495	1,088,954	16,327,018	4,277,136	924,873	21,529,027	22,617,981
Changes in the allowances
- Transfer to stage 1	—	—	—	—	1,184,076	(1,171,376)	(12,700)	—	—
- Transfer to stage 2	(7,725)	8,551	(826)	—	(554,440)	599,608	(45,168)	—	—
- Transfer to stage 3	—	(129,888)	129,888	—	(73,679)	(137,518)	211,197	—	—
- Charge-offs	—	—	(538)	(538)	(18,776)	(44,191)	(229,150)	(292,117)	(292,655)
- Changes due to modifications that did not result in derecognition	—	(1,306)	3,503	2,197	(270,726)	(21,168)	(2,411)	(294,305)	(292,108)
New financial assets originated or purchased	63,208	216,737	184,719	464,664	10,860,705	869,602	222,520	11,952,827	12,417,491
Financial assets that have been derecognized due to collections	(18,057)	(174,661)	(193,388)	(386,106)	(7,562,147)	(1,608,876)	(239,784)	(9,410,807)	(9,796,913)
Net transfer (from) collectively to individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(41,374)	89,013	(20,041)	27,598	63,692	(29,682)	27,956	61,966	89,564
Ending balances as of December 31, 2021	96,974	507,983	591,812	1,196,769	19,955,723	2,733,535	857,333	23,546,591	24,743,360

Note 10 – Loans and Accounts Receivable from Customers, continued

The following table presents the movements for the commercial loans portfolio disaggregated by individually and group assessed loans for the years ended December 31, 2022 and 2021:

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals

Opening balances as of January 1, 2022	96,974	507,983	591,812	1,196,769	11,715,299	2,080,676	679,926	14,475,901	15,672,670
Changes in the allowances
- Transfer to stage 1	—	—	—	—	216,667	(206,748)	(9,919)	—	—
- Transfer to stage 2	(1,819)	1,819	—	—	(449,530)	464,539	(15,009)	—	—
- Transfer to stage 3	—	(5,851)	5,851	—	(87,462)	(110,493)	197,955	—	—
- Charge-offs	—	—	(24,983)	(24,983)	(7,870)	(14,142)	(143,492)	(165,504)	(190,487)
- Changes due to modifications that did not result in derecognition	—	(3,302)	660	(2,642)	(183,462)	(24,686)	(4,663)	(212,811)	(215,453)
New financial assets originated or purchased	55,102	104,838	65,754	225,694	6,922,591	390,724	143,618	7,456,933	7,682,627
Financial assets that have been derecognized due to collections	(64,764)	(109,898)	(174,173)	(348,835)	(5,331,140)	(507,356)	(136,324)	(5,974,820)	(6,323,655)
Net transfer (from) collectively to individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(28,398)	57,058	(29,667)	(1,007)	(181,407)	(1,531)	15,264	(167,674)	(168,681)
Ending balances as of December 31, 2022	57,095	552,647	435,254	1,044,996	12,613,686	2,070,983	727,356	15,412,025	16,457,021

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals

Opening balances as of January 1, 2021	100,922	499,537	488,495	1,088,954	10,427,978	2,564,516	727,351	13,719,845	14,808,799
Changes in the allowances
- Transfer to stage 1	—	—	—	—	362,152	(358,832)	(3,320)	—	—
- Transfer to stage 2	(7,725)	8,551	(826)	—	(401,663)	425,316	(23,653)	—	—
- Transfer to stage 3	—	(129,888)	129,888	—	(50,688)	(71,184)	121,872	—	—
- Charge-offs	—	—	(538)	(538)	(4,209)	(11,082)	(132,224)	(147,515)	(148,053)
- Changes due to modifications that did not result in derecognition	—	(1,306)	3,503	2,197	(176,687)	(10,277)	(3,282)	(190,246)	(188,049)
New financial assets originated or purchased	63,208	216,737	184,719	464,664	7,101,166	665,143	154,723	7,921,032	8,385,696
Financial assets that have been derecognized due to collections	(18,057)	(174,661)	(193,388)	(386,106)	(5,643,512)	(1,088,960)	(184,829)	(6,917,301)	(7,303,407)
Net transfer (from) collectively to individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(41,374)	89,013	(20,041)	27,598	100,762	(33,964)	23,288	90,086	117,684
Ending balances as of December 31, 2021	96,974	507,983	591,812	1,196,769	11,715,299	2,080,676	679,926	14,475,901	15,672,670

Note 10 – Loans and Accounts Receivable from Customers, continued

The following tables presents the movements of the mortgage loans portfolio for the years ended December 31, 2022 and 2021.

	Collectively assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2022	5,815,884	314,060	115,027	6,244,971
Changes in the allowances
- Transfer to stage 1	73,851	(71,983)	(1,868)	—
- Transfer to stage 2	(226,002)	237,397	(11,395)	—
- Transfer to stage 3	(23,085)	(59,052)	82,137	—
- Charge-offs	(118)	(233)	(12,022)	(12,373)
- Changes due to modifications that did not result in derecognition	(31,722)	(1,306)	43	(32,985)
New financial assets originated or purchased	1,189,931	40,387	5,644	1,235,962
Financial assets that have been derecognized due to collections	(246,095)	(18,252)	(16,961)	(281,308)
Foreign exchange and other movements	(104,540)	(10,455)	(8,662)	(123,657)
Ending balances as of December 31, 2022	6,448,104	430,563	151,943	7,030,610

	Collectively assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2021	4,166,515	1,025,921	124,317	5,316,753
Changes in the allowances
- Transfer to stage 1	527,946	(525,493)	(2,453)	—
- Transfer to stage 2	(47,731)	62,549	(14,818)	—
- Transfer to stage 3	(4,862)	(26,414)	31,276	—
- Charge-offs	—	(84)	(11,318)	(11,402)
- Changes due to modifications that did not result in derecognition	(43,602)	(2,804)	68	(46,338)
New financial assets originated or purchased	2,342,992	83,827	27,064	2,453,883
Financial assets that have been derecognized due to collections	(1,081,369)	(305,420)	(44,399)	(1,431,188)
Foreign exchange and other movements	(44,005)	1,978	5,290	(36,737)
Ending balances as of December 31, 2021	5,815,884	314,060	115,027	6,244,971

Note 10 – Loans and Accounts Receivable from Customers, continued

The following tables presents the movements of the consumer loans portfolio for the years ended December 31, 2022 and 2021:

	Collectively assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals
				—
Opening balances as of January 1, 2022	2,424,540	338,799	62,380	2,825,719
Changes in the allowances
- Transfer to stage 1	113,707	(109,879)	(3,828)	—
- Transfer to stage 2	(160,260)	163,735	(3,475)	—
- Transfer to stage 3	(41,280)	(30,245)	71,525	—
- Charge-offs	(25,199)	(32,621)	(82,862)	(140,682)
- Changes due to modifications that did not result in derecognition	(56,701)	(1,735)	1,521	(56,915)
New financial assets originated or purchased	1,356,919	205,326	63,318	1,625,563
Financial assets that have been derecognized due to collections	(848,744)	(116,166)	(11,436)	(976,346)
Foreign exchange and other movements	(135,505)	(18,653)	(3,027)	(157,185)
Ending balances as of December 31, 2022	2,627,477	398,561	94,116	3,120,154

	Collectively assessed
	Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Totals

Opening balances as of January 1, 2021	1,732,525	686,699	73,205	2,492,429
Changes in the allowances
- Transfer to stage 1	293,979	(287,052)	(6,927)	—
- Transfer to stage 2	(105,046)	111,742	(6,696)	—
- Transfer to stage 3	(18,129)	(39,920)	58,049	—
- Charge-offs	(14,567)	(33,025)	(85,608)	(133,200)
- Changes due to modifications that did not result in derecognition	(50,437)	(8,087)	803	(57,721)
New financial assets originated or purchased	1,416,547	120,632	40,733	1,577,912
Financial assets that have been derecognized due to collections	(837,266)	(214,496)	(10,556)	(1,062,318)
Foreign exchange and other movements	6,934	2,306	(623)	8,617
Ending balances as of December 31, 2021	2,424,540	338,799	62,380	2,825,719

Note 10 – Loans and Accounts Receivable from Customers, continued

b)	Portfolio characteristics

The following table details the Bank’s loan portfolio (before allowances) as of December 31, 2022 and 2021, by the customer’s industry sector:

	As of December 31, 2022
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	1,234,919	677,644	1,912,563	7.19%
Mining	341,384	12,613	353,997	1.33%
Electricity, gas and water	370,734	452,038	822,772	3.09%
Agriculture and livestock	321,280	152,087	473,367	1.78%
Forestry and wood extraction	93,978	27,765	121,743	0.46%
Fishing	42,257	15,456	57,713	0.22%
Transport	879,395	190,567	1,069,962	4.02%
Communications	90,120	25,628	115,748	0.44%
Construction	1,629,184	622,025	2,251,209	8.46%
Commerce	2,125,864	437,662	2,563,526	9.63%
Services	5,358,546	721,444	6,079,990	22.85%
Others	552,384	82,047	634,431	2.38%
Subtotals	13,040,045	3,416,976	16,457,021	61.85%
Mortgage loans	6,383,650	646,960	7,030,610	26.42%
Consumer loans	2,342,623	777,531	3,120,154	11.73%
Totals	21,766,318	4,841,467	26,607,785	100.00%

	As of December 31, 2021
	Local loans	Foreign loans	Totals	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	1,121,216	216,970	1,338,186	5.41%
Mining	294,799	138,940	433,739	1.75%
Electricity, gas and water	648,752	282,140	930,892	3.76%
Agriculture and livestock	370,805	171,659	542,464	2.19%
Forestry and wood extraction	42,017	22,187	64,204	0.26%
Fishing	12,967	6,759	19,726	0.08%
Transport	736,947	134,283	871,230	3.52%
Communications	47,459	2,199	49,658	0.20%
Construction	1,654,661	271,647	1,926,308	7.79%
Commerce	1,727,096	578,318	2,305,414	9.32%
Services	3,424,967	740,734	4,165,701	16.84%
Others	1,776,499	1,248,649	3,025,148	12.23%
Subtotals	11,858,185	3,814,485	15,672,670	63.35%
Mortgage loans	5,516,510	728,461	6,244,971	25.24%
Consumer loans	1,857,298	968,421	2,825,719	11.41%
Totals	19,231,993	5,511,367	24,743,360	100.00%

Note 10 – Loans and Accounts Receivable from Customers, continued

c)	Allowances for loans losses

Movements in allowances for loan losses during the years ended December 31, 2022 and 2021, are as follows:

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2022	(1,473)	(41,439)	(213,179)	(256,091)	(157,514)	(263,466)	(270,741)	(691,721)	(947,812)
Changes in the allowances
- Transfer to stage 1	—	—	—	—	(42,333)	37,546	4,787	—	—
- Transfer to stage 2	42	(42)	—	—	13,819	(22,291)	8,472	—	—
- Transfer to stage 3	—	2,186	(2,186)	—	5,437	38,399	(43,836)	—	—
- Increases due to change in credit risk	—	(5,371)	(5,254)	(10,625)	(30,680)	(94,015)	(121,323)	(246,018)	(256,643)
- Decreases due to change in credit risk	—	3,515	10,267	13,782	55,723	53,623	14,735	124,081	137,863
- Charge-offs	—	—	20,031	20,031	2,155	12,899	161,071	176,125	196,156
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	810	810	810
New financial assets originated or purchased	630	(2,229)	(10,507)	(12,106)	(86,195)	(68,560)	(102,873)	(257,628)	(269,734)
Financial assets that have been derecognized	871	3,227	49,681	53,779	34,463	31,720	58,520	124,703	178,482
Net transfer (from) to collectively and individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(70)	15,730	29,220	44,880	11,591	337	8,096	20,024	64,904
Ending balances as of December 31, 2022	—	(24,423)	(121,927)	(146,350)	(193,534)	(273,808)	(282,282)	(749,624)	(895,974)

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(46)	(66,280)	(255,118)	(321,444)	(165,461)	(280,410)	(274,558)	(720,429)	(1,041,873)
Changes in the allowances
- Transfer to stage 1	—	—	—	—	(59,643)	54,981	4,662	—	—
- Transfer to stage 2	434	(896)	462	—	14,455	(25,098)	10,643	—	—
- Transfer to stage 3	—	38,161	(38,161)	—	3,441	27,535	(30,976)	—	—
- Increases due to change in credit risk	(551)	(13,174)	(30,885)	(44,610)	(18,682)	(67,529)	(103,802)	(190,013)	(234,623)
- Decreases due to change in credit risk	—	1,033	252	1,285	89,207	27,141	8,353	124,701	125,986
- Charge-offs	—	—	538	538	2,050	12,455	138,659	153,164	153,702
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	26,842	26,842	26,842
New financial assets originated or purchased	(923)	(9,685)	(56,866)	(67,474)	(76,803)	(86,958)	(96,889)	(260,650)	(328,124)
Financial assets that have been derecognized due to collections	54	16,584	135,218	151,856	55,342	80,384	70,292	206,018	357,874
Net transfer (from) to collectively and individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(441)	(7,182)	31,381	23,758	(1,420)	(5,967)	(23,967)	(31,354)	(7,596)
Ending balances as of December 31, 2021	(1,473)	(41,439)	(213,179)	(256,091)	(157,514)	(263,466)	(270,741)	(691,721)	(947,812)

Note 10 – Loans and Accounts Receivable from Customers, continued

The following analysis details the movement on allowances by type of portfolio (commercial, mortgage and consumer) is as follow:

	Individually assessed				Collective assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2022	(1,473)	(41,439)	(213,179)	(256,091)	(75,229)	(141,308)	(208,401)	(424,938)	(681,029)
Changes in the allowances									-
- Transfer to stage 1	—	—	—	—	(17,319)	15,103	2,216	—	—
- Transfer to stage 2	42	(42)	—	—	4,510	(8,905)	4,395	—	—
- Transfer to stage 3	—	2,186	(2,186)	—	2,634	17,474	(20,108)	—	—
- Increases due to change in credit risk	—	(5,371)	(5,254)	(10,625)	(7,105)	(23,979)	(56,971)	(88,055)	(98,680)
- Decreases due to change in credit risk	—	3,515	10,267	13,782	18,490	42,322	12,361	73,173	86,955
- Charge-offs	—	—	20,031	20,031	280	1,538	80,260	82,078	102,109
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—	—
New financial assets originated or purchased	630	(2,229)	(10,507)	(12,106)	(35,392)	(14,486)	(59,678)	(109,556)	(121,662)
Financial assets that have been derecognized	871	3,227	49,681	53,779	19,317	15,591	52,857	87,765	141,544
Net transfer (from) to collective and individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(70)	15,730	29,220	44,880	5,220	(5,884)	5,348	4,684	49,564
Ending balances as of December 31, 2022	—	(24,423)	(121,927)	(146,350)	(84,594)	(102,534)	(187,721)	(374,849)	(521,199)

	Individually assessed				Collectively assessed
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month	Lifetime	Lifetime		12-Month	Lifetime	Lifetime
Commercial	ECL	ECL	ECL	Subtotals	ECL	ECL	ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(46)	(66,280)	(255,118)	(321,444)	(88,080)	(126,543)	(211,550)	(426,173)	(747,617)
Changes in the allowances
- Transfer to stage 1	—	—	—	—	(15,914)	15,319	595	—	—
- Transfer to stage 2	434	(896)	462	—	6,528	(11,787)	5,259	—	—
- Transfer to stage 3	—	38,161	(38,161)	—	1,659	10,759	(12,418)	—	—
- Increases due to change in credit risk	(551)	(13,174)	(30,885)	(44,610)	(11,167)	(33,454)	(57,445)	(102,066)	(146,676)
- Decreases due to change in credit risk	—	1,033	252	1,285	30,711	13,275	7,697	51,683	52,968
- Charge-offs	—	—	538	538	75	1,178	59,745	60,998	61,536
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	25,936	25,936	25,936
New financial assets originated or purchased	(923)	(9,685)	(56,866)	(67,474)	(33,106)	(46,729)	(63,690)	(143,525)	(210,999)
Financial assets that have been derecognized due to collections	54	16,584	135,218	151,856	34,738	41,738	62,090	138,566	290,422
Net transfer (from) to collectively and individually assessed	—	—	—	—	—	—	—	—	—
Foreign exchange and other movements	(441)	(7,182)	31,381	23,758	(673)	(5,064)	(24,620)	(30,357)	(6,599)
Ending balances as of December 31, 2021	(1,473)	(41,439)	(213,179)	(256,091)	(75,229)	(141,308)	(208,401)	(424,938)	(681,029)

Note 10 – Loans and Accounts Receivable from Customers, continued

	Collectively assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2022	(14,156)	(44,636)	(18,506)	(77,298)	(77,298)
Changes in the allowances
- Transfer to stage 1	(5,326)	4,962	364	—	—
- Transfer to stage 2	2,007	(4,056)	2,049	—	—
- Transfer to stage 3	303	10,001	(10,304)	—	—
- Increases due to change in credit risk	(6,863)	(29,260)	(7,151)	(43,274)	(43,274)
- Decreases due to change in credit risk	7,986	3,079	1,871	12,936	12,936
- Charge-offs	1	48	3,707	3,756	3,756
- Changes due to modifications that did not result in derecognition	—	—	617	617	617
New financial assets originated or purchased	(2,256)	(1,297)	(1,143)	(4,696)	(4,696)
Financial assets that have been derecognized	803	1,944	2,258	5,005	5,005
Foreign exchange and other movements	453	1,286	371	2,110	2,110
Ending balances as of December 31, 2022	(17,048)	(57,929)	(25,867)	(100,844)	(100,844)

	Collectively assessed
	Stage 1	Stage 2	Stage 3
Mortgage	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(10,732)	(48,514)	(14,219)	(73,465)	(73,465)
Changes in the allowances
- Transfer to stage 1	(12,872)	12,465	407	—	—
- Transfer to stage 2	584	(2,273)	1,689	—	—
- Transfer to stage 3	50	3,488	(3,538)	—	—
- Increases due to change in credit risk	(2,301)	(13,318)	(7,570)	(23,189)	(23,189)
- Decreases due to change in credit risk	13,384	1,923	280	15,587	15,587
- Charge-offs	—	17	3,977	3,994	3,994
- Changes due to modifications that did not result in derecognition	—	—	84	84	84
New financial assets originated or purchased	(4,314)	(11,890)	(4,724)	(20,928)	(20,928)
Financial assets that have been derecognized due to collections	2,505	13,904	4,299	20,708	20,708
Foreign exchange and other movements	(460)	(438)	809	(89)	(89)
Ending balances as of December 31, 2021	(14,156)	(44,636)	(18,506)	(77,298)	(77,298)

Note 10 – Loans and Accounts Receivable from Customers, continued

	Collectively assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2022	(68,129)	(77,522)	(43,834)	(189,485)	(189,485)
Changes in the allowances
- Transfer to stage 1	(19,688)	17,481	2,207	—	—
- Transfer to stage 2	7,302	(9,331)	2,029	—	—
- Transfer to stage 3	2,500	10,924	(13,424)	—	—
- Increases due to change in credit risk	(16,712)	(40,776)	(57,201)	(114,689)	(114,689)
- Decreases due to change in credit risk	29,247	8,222	503	37,972	37,972
- Charge-offs	1,874	11,313	77,104	90,291	90,291
- Changes due to modifications that did not result in derecognition	—	—	193	193	193
New financial assets originated or purchased	(48,547)	(52,776)	(42,052)	(143,375)	(143,375)
Financial assets that have been derecognized	14,343	14,185	3,405	31,933	31,933
Foreign exchange and other movements	5,918	4,935	2,376	13,229	13,229
Ending balances as of December 31, 2022	(91,892)	(113,345)	(68,694)	(273,931)	(273,931)

	Collectively assessed
	Stage 1	Stage 2	Stage 3
Consumer	12-Month ECL	Lifetime ECL	Lifetime ECL	Subtotals	Totals
Opening balances as of January 1, 2021	(66,649)	(105,353)	(48,789)	(220,791)	(220,791)
Changes in the allowances
- Transfer to stage 1	(30,857)	27,197	3,660	—	—
- Transfer to stage 2	7,343	(11,038)	3,695	—	—
- Transfer to stage 3	1,732	13,288	(15,020)	—	—
- Increases due to change in credit risk	(5,214)	(20,757)	(38,787)	(64,758)	(64,758)
- Decreases due to change in credit risk	45,112	11,943	376	57,431	57,431
- Charge-offs	1,975	11,260	74,937	88,172	88,172
- Changes due to modifications that did not result in derecognition	—	—	822	822	822
New financial assets originated or purchased	(39,383)	(28,339)	(28,475)	(96,197)	(96,197)
Financial assets that have been derecognized due to collections	18,099	24,742	3,903	46,744	46,744
Foreign exchange and other movements	(287)	(465)	(156)	(908)	(908)
Ending balances as of December 31, 2021	(68,129)	(77,522)	(43,834)	(189,485)	(189,485)

Note 10 – Loans and Accounts Receivable from Customers, continued

d)	Portfolio sales

The following tables presents portfolio sales from our current and written off portfolio detailed in section d.1) and part of the loan portfolio of its Government guaranteed students  (Law No. 20,027) detailed in section d.2).

For the year ended on December 31, 2022 and 2021, the total of the portfolio sales generated gains of MCh$4,734 and MCh$12,132, respectively. These results are included in line item “Net income from financial operations” in the Consolidated Income Statement for that year (see Note 27).

d.1) Current and charged-off portfolios sales

As of December 31, 2022 and 2021, the Bank and its subsidiaries derecognized 100% of its sold portfolio, thus complying with the requirements of the accounting policy for derecognizing financial assets and liabilities set in Note 1, letter l), point iv) of the annual Consolidated Financial Statements. The main sales were loans related to Law 20,027, wich are detailed in point d.2.

	For the year ended December 31, 2022						For the year ended December 31, 2021
				Adjustment	Exchange	Net effect on				Adjustment	Exchange	Net effect on
Portfolio	Loan Value	Allowances	Sale price	to EIR	I	income	Loan Value	Allowances	Sale price	to EIR	I	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current	—	—	—	—	—	—	170,987	130,584	44,548	—	183	4,328
Charged-off	—	—	—	—	—	—	—	—	3,429	—	(165)	3,264
Totals	—	—	—	—	—	—	170,987	130,584	47,977	—	18	7,592

d.2) CAE portfolio sale

For the year ended on December 31, 2022, gains recognized from sales of the portfolio amount to MCh$4,734  (MCh$4,540 for the year ended December 31, 2021). These amounts are presented in the Consolidated Statement of Income (Loss) under the line item “Net income from financial operations”. The portion to be deferred amounts to MCh$1,073 as of December 31, 2022 (MCh$4,769 as of December 31, 2021) and is recognized as interest income throughout the term of each loan by applying the effective interest rate method, according to IFRS 9.

	For the year ended December 31, 2022					For the year ended December 31, 2021
				Adjustment	Net effect on				Adjustment	Net effect on
Portfolio	Loan Value	Allowances	Sale price	to EIR	income	Loan Value	Allowances	Sale price	to EIR	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
CAE	29,054	(380)	34,481	1,073	4,734	51,716	(997)	60,028	4,769	4,540